Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information
Schedule of segment information

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$

Net revenues	15,048	27,111	50,692
Cost of revenues	(3,194)	(6,322)	(11,164)
Gross profit	11,854	20,789	39,528
Operating expenses:
Sales and marketing expenses(1)	(13,262)	(23,488)	(33,271)
Product development expenses(1)	(2,716)	(2,909)	(3,453)
General and administrative expenses(1)	(7,522)	(7,145)	(9,916)
Share-based compensation expenses	(712)	(910)	(934)
Total operating expenses	(24,212)	(34,452)	(47,574)
Loss from operations	(12,358)	(13,663)	(8,046)
Interest income	27	165	229
Other (expenses)/income, net	(453)	(1,416)	771
Income tax expenses	(60)	(118)	(276)
Net loss from continuing operations	(12,844)	(15,032)	(7,322)
(1)	Total depreciation and amortization expenses of a single segment were US$103, US$99 and US$137, respectively, for the years ended December 31, 2022, 2023 and 2024.

Schedule of primary long-lived assets by geographical location

	Right-of-use assets
	As of December 31,
	2023	2024
	US$	US$
Asia-pacific region	723	2,657
Others	—	231
Total	723	2,888

	Property and equipment, net
	As of December 31,
	2023	2024
	US$	US$
Asia-pacific region	128	120
Others	10	243
Total	138	363